Debt - Part-3 (Details)						1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 25, 2025 shares	Aug. 31, 2023 USD ($)	Jun. 30, 2023 shares	Jan. 24, 2023	Nov. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 01, 2023
Debt [Line Items]
Net proceeds										$ 761,190
Amortized issuance cost							$ 0		$ 0	19,177	15,825	$ 15,825	$ 128,583
Gain loss on extinguishment of debt										$ (689,411)	$ (1,587,862)		16,105
Warrants [Member]
Debt [Line Items]
Percentage of face value				100.00%
Bridge Note [Member]
Debt [Line Items]
Loans issuance costs						$ 54,000
Amortized issuance cost												0	$ 0
Percentage of face value				75.00%
Interest rate					12.00%
Fair value of warrants												429,284
Gain loss on extinguishment of debt		$ 16,105
Conversion feature amount												$ 2,567,866
Bridge Note [Member] | Warrants [Member]
Debt [Line Items]
Percentage of face value				50.00%
Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Interest rate					12.00%
Principal amount					$ 1,136,364
Unpaid interest					120.00%
Target Capital 1, LLC [Member] | Bridge Note [Member]
Debt [Line Items]
Interest rate					12.00%
Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Debt instrument percentage of discount					12.00%
Maturity date					Mar. 31, 2023
Original issue discount					$ 1,136,364
Interest rate					12.00%
Unpaid interest					120.00%
Pay to holders					$ 1,136,364
Percentage of gross revenues					20.00%
Multiplier to conversion price					0.65
Automatic extension price					0.6
622 Capital LLC [Member]
Debt [Line Items]
Percentage of face value												50.00%
Multiplier to conversion price					0.65
Automatic extension price					0.6
622 Capital LLC [Member] | Bridge Note [Member]
Debt [Line Items]
Unpaid interest					120.00%
622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Loan amount					$ 568,182
Debt instrument percentage of discount					12.00%
Maturity date					Jan. 24, 2023
Unpaid interest					120.00%
Percentage of gross revenues					20.00%
Payment to holder					$ 568,182
Lender One [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares			299
Lender Two [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares			3,528
Lender Three [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares			598
Share Price [Member]
Debt [Line Items]
Significant inputs												0.44		1.73
Volatility Rate [Member]
Debt [Line Items]
Significant inputs												27
Risk-Free Rate [Member]
Debt [Line Items]
Significant inputs												1.53		3.94
Term [Member]
Debt [Line Items]
Significant inputs												5		5
Common Stock [Member] | 622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Payment to holder					$ 568,182
Short Term Secured Convertible Notes [Member]
Debt [Line Items]
Debt instrument percentage of discount						12.00%
Net proceeds						$ 1,100,000
Short Term Secured Convertible Notes [Member] | Bridge Note [Member]
Debt [Line Items]
Loan amount						$ 2,500,000
IPO discount rate				40.00%		35.00%
Maturity date						Jan. 24, 2023
Original issued discount						$ 300,000
Loans issuance costs						$ 70,500
Class A Common Stock [Member]
Debt [Line Items]
Shares issued (in Shares) | shares	207,896
Class A Common Stock [Member] | Target Capital 1, LLC [Member]
Debt [Line Items]
Percentage of face value												75.00%
Class A Common Stock [Member] | Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Shares issued (in Shares) | shares												412
Class A Common Stock [Member] | 622 Capital LLC [Member]
Debt [Line Items]
Percentage of face value												75.00%
Class A Common Stock [Member] | Common Stock [Member]
Debt [Line Items]
Shares issued (in Shares) | shares								651,167					640
Convertible Series A Preferred Stock [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares			4,425
IPO [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion feature amount												$ 4